Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 24, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PIMCO Funds (the “Trust”)

      (File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) PIMCO International Fundamental IndexPLUS® TR Strategy Fund Institutional Class, Class P, Administrative Class and Class D Prospectus, (b) PIMCO International Fundamental IndexPLUS® TR Strategy Fund Class A, Class C and Class R Prospectus, (c) PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund Institutional Class, Class P, Administrative Class and Class D Prospectus, (d) PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund Class A, Class C and Class R Prospectus and (e) Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 214, which was filed on August 19, 2011 and (ii) the text of Post-Effective Amendment No. 214 was filed electronically on August 19, 2011.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Audrey L. Cheng
Ryan Leshaw
Brendan C. Fox